LOANS - Credit portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Impairment loss
Disclosure of financial assets [line items]
Financial assets	(10,478,009)	(10,521,501)
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(10,387,285)	(10,438,261)
Loan portfolio | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	190,129,486	176,168,055
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	200,136,125	186,203,770	$ 188,313,361	$ 231,573,437
Loan portfolio | Financial assets at amortised cost, category | Accumulated depreciation, amortisation and impairment
Disclosure of financial assets [line items]
Financial assets	(10,006,639)	(10,035,715)
Loan portfolio | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(10,006,639)	(10,035,715)	(9,197,514)	(11,275,612)
Commercial | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	116,119,698	107,440,424
Commercial | Financial assets at amortised cost, category | Gross carrying amount | General purpose loans
Disclosure of financial assets [line items]
Financial assets	82,145,280	73,611,910
Commercial | Financial assets at amortised cost, category | Gross carrying amount | Working capital loans
Disclosure of financial assets [line items]
Financial assets	16,624,543	16,413,196
Commercial | Financial assets at amortised cost, category | Gross carrying amount | Credit Cards
Disclosure of financial assets [line items]
Financial assets	338,168	341,563
Commercial | Financial assets at amortised cost, category | Gross carrying amount | Loans funded by development banks
Disclosure of financial assets [line items]
Financial assets	3,517,386	4,464,785
Commercial | Financial assets at amortised cost, category | Gross carrying amount | Overdrafts
Disclosure of financial assets [line items]
Financial assets	648,130	509,538
Commercial | Financial assets at amortised cost, category | Gross carrying amount | Leases
Disclosure of financial assets [line items]
Financial assets	12,141,136	11,706,825
Commercial | Financial assets at amortised cost, category | Gross carrying amount | Interbank loans and overnight funds
Disclosure of financial assets [line items]
Financial assets	705,055	392,607
Commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	110,756,010	102,145,802
Commercial | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	116,119,698	107,440,424
Commercial | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(5,363,688)	(5,294,622)
Consumer | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	57,810,307	55,692,165
Consumer | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	61,976,325	59,999,611	59,419,444	76,889,145
Consumer | Financial assets at amortised cost, category | Gross carrying amount | General purpose loans
Disclosure of financial assets [line items]
Financial assets	152,803	126,990
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Payroll loans
Disclosure of financial assets [line items]
Financial assets	34,182,011	32,619,563
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Personal loans
Disclosure of financial assets [line items]
Financial assets	14,442,142	14,232,850
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Credit Cards
Disclosure of financial assets [line items]
Financial assets	7,266,716	7,596,196
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Automobile and vehicle loans
Disclosure of financial assets [line items]
Financial assets	5,834,498	5,332,355
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Overdrafts
Disclosure of financial assets [line items]
Financial assets	79,347	76,148
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Leases
Disclosure of financial assets [line items]
Financial assets	18,808	15,509
Consumer | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(4,166,018)	(4,307,446)	(3,311,912)	(4,581,004)
Mortgages | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	21,562,412	18,106,219
Mortgages | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	22,035,727	18,486,206	17,883,355	29,120,316
Mortgages | Financial assets at amortised cost, category | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	19,714,057	16,294,206
Mortgages | Financial assets at amortised cost, category | Gross carrying amount | Leases
Disclosure of financial assets [line items]
Financial assets	2,321,670	2,192,000
Mortgages | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(473,315)	(379,987)	(352,441)	(732,407)
Microcredit | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	757	223,869
Microcredit | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	4,375	277,529	267,720	317,739
Microcredit | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	$ (3,618)	$ (53,660)	$ (38,971)	$ (105,070)